Cover	9 Months Ended
Sep. 30, 2025
Document Information [Line Items]
Document Type	S-1/A
Entity Registrant Name	KODIAK AI, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	98-1592112
Entity Address, Address Line One	1049 Terra Bella Avenue
Entity Address, Address Line Two	Mountain View
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94043
City Area Code	650
Local Phone Number	209-8005
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001853138
Amendment Flag	true
Entity Primary SIC Number	7373
Amendment Description	The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Jordan Coleman
Entity Address, Address Line One	1049 Terra Bella Avenue
Entity Address, Address Line Two	Mountain View
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94043
City Area Code	650
Local Phone Number	209-8005